EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
Schedule of amounts recognized in the consolidated balance sheets

	As of December 31,
	2021	2022
Salary and welfare payables	8	10
Retirement benefit obligation	144	110
Liability in the balance sheet	152	120